UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003
Check here if Amendment [  ] Amendment Number:
This Amendment (Check only one.):
[  ]  is a restatement.
[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Sand Hill Advisors, Inc.
Address:	245 Lytton Avenue
	Suite 250
	Palo Alto, CA  94301
13F File Number:	28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Rodney D. Yee
Title:	CFO and Compliance Officer
Phone:	650-854-9150
Signature,	Place,	Date of Signing,
Rodney D. Yee	Palo Alto, CA	August 14, 2003

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT
[  ]  13F NOTICE
[  ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:          NONE

FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 71
Form 13F Information Table Value Total: $185,637
List of Other Included Managers:        NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Agile Software Corp            COM              00846X105      119    12336 SH       SOLE                    12336
American Express               COM              025816109     4839   115730 SH       SOLE                    77571             38159
American Intl Grp              COM              026874107      458     8302 SH       SOLE                     8302
Amgen                          COM              031162100     5068    76860 SH       SOLE                    49900             26960
Applied Materials              COM              038222105      174    11000 SH       SOLE                     6000              5000
Autodesk                       COM              052769106     4837   299158 SH       SOLE                   200666             98492
BB&T                           COM              054937107      245     7146 SH       SOLE                                       7146
BP PLC                         COM              055622104     5045   120054 SH       SOLE                    79799             40255
BankAmerica Corp               COM              060505104      701     8866 SH       SOLE                     3437              5429
Bard (C.R.)                    COM              067383109     4826    67675 SH       SOLE                    43975             23700
Baxter Intl                    COM              071813109      534    20529 SH       SOLE                    20529
Boston Private Finl Holdings   COM              101119105     2559   121158 SH       SOLE                   120058              1100
ChevronTexaco Corp             COM              166764100     3650    50555 SH       SOLE                    30628             19927
Cisco Systems                  COM              17275R102     5385   320714 SH       SOLE                   190223            130491
Clorox                         COM              189054109      249     5839 SH       SOLE                     2000              3839
Coca Cola                      COM              191216100      325     7000 SH       SOLE                     1800              5200
Conjuchem Inc.                 COM              207349101       51    48280 SH       SOLE                    48280
Cygnus Corp                    COM              232560102       61   101767 SH       SOLE                                     101767
Exxon Mobil Corporation        COM              30231G102     1756    48912 SH       SOLE                    19871             29041
Finisar Corporation            COM              31787A101    14839  9698753 SH       SOLE                  9698753
Fiserv Inc                     COM              337738108      319     8938 SH       SOLE                     8938
Flextronics                    COM              Y2573F102      159    15198 SH       SOLE                    15198
General Electric               COM              369604103      878    30628 SH       SOLE                    19872             10756
H & R Block                    COM              093671105     5303   122609 SH       SOLE                    78767             43842
Hewlett-Packard Co.            COM              428236103      474    22274 SH       SOLE                    13884              8390
Home Depot                     COM              437076102      217     6550 SH       SOLE                      850              5700
IBM                            COM              459200101      583     7070 SH       SOLE                      300              6770
Illinois Tool Works            COM              452308109     3376    51262 SH       SOLE                    33462             17800
Intel                          COM              458140100     4800   230635 SH       SOLE                   133788             96847
Johnson & Johnson              COM              478160104     4195    81148 SH       SOLE                    52049             29099
Johnson Controls               COM              478366107     4694    54832 SH       SOLE                    34623             20209
L-3 Communications Hldgs Inc.  COM              502424104     3366    77400 SH       SOLE                    48800             28600
Landec Corp.                   COM              514766104       53    14478 SH       SOLE                                      14478
MBIA Inc                       COM              55262C100     4891   100333 SH       SOLE                    63092             37241
Material Sciences              COM              576674105      258    26550 SH       SOLE                                      26550
Mattel                         COM              577081102     3961   209343 SH       SOLE                   131993             77350
McGraw Hill                    COM              580645109     4177    67374 SH       SOLE                    43761             23613
Medicis Phamaceutical 'A'      COM              584690309     5221    92083 SH       SOLE                    61016             31067
Medtronic                      COM              585055106      347     7232 SH       SOLE                     5232              2000
Merck                          COM              589331107      691    11420 SH       SOLE                     1820              9600
Microsoft                      COM              594918104     4496   175346 SH       SOLE                   113538             61808
Morgan Stanley, Dean Witter, D COM              617446448     4304   100672 SH       SOLE                    63463             37209
Network Appliance              COM              64120L104      364    22667 SH       SOLE                    22667
Newell Rubbermaid              COM              651229106     2195    78400 SH       SOLE                    45550             32850
Omnicom Group                  COM              681919106     3259    45450 SH       SOLE                    31400             14050
PeopleSoft Inc                 COM              712713106      248    14125 SH       SOLE                                      14125
Pepsico                        COM              713448108     4844   108859 SH       SOLE                    68667             40192
Pfizer                         COM              717081103    10008   293050 SH       SOLE                   179796            113254
Procter & Gamble               COM              742718109     4170    46757 SH       SOLE                    30243             16514
Rita Medical Systems Inc       COM              76774E103      294    82219 SH       SOLE                    82219
Robert Mondavi Corporation     COM              609200100     1001    40000 SH       SOLE                    40000
Shaman Pharmaceutical          COM              819319500        0   103323 SH       SOLE                   103323
Southwest Airlines             COM              844741108      213    12389 SH       SOLE                    11389              1000
Standard and Poor's Deposit Re COM              78462F103     1222    12521 SH       SOLE                     4400              8121
Standard and Poors Mid Cap Tru COM              595635103     6763    77101 SH       SOLE                    44808             32293
Sun Microsystems               COM              866810104      126    27108 SH       SOLE                    10108             17000
Sungard Data Systems           COM              867363103     5355   206668 SH       SOLE                   116768             89900
Swift Energy                   COM              870738101      119    10800 SH       SOLE                                      10800
Talbot's                       COM              874161102     3914   132909 SH       SOLE                    82867             50042
Texas Instruments              COM              882508104     2019   114737 SH       SOLE                     3428            111309
Torchmark Corporation          COM              891027104     4172   111992 SH       SOLE                    72833             39159
United Technologies            COM              913017109      328     4626 SH       SOLE                                       4626
Verizon Communications         COM              92343V104      284     7188 SH       SOLE                     1716              5472
Vitesse Semiconductor          COM              928497106       52    10627 SH       SOLE                    10627
Vitria Technology, Inc.        COM              92849q401       91    16078 SH       SOLE                                      16078
Washington Mutual Saving Bank  COM              939322103     2933    71017 SH       SOLE                    46583             24434
Wells Fargo                    COM              949746101     5320   105547 SH       SOLE                    67163             38384
Wyeth                          COM              983024100     5373   117959 SH       SOLE                    71637             46322
Xilinx Incorporated            COM              983919101      707    27930 SH       SOLE                                      27930
eBay Inc                       COM              278642103     7531    72418 SH       SOLE                     4313             57232
AXA Rosenberg US Small Cap Ins                  068310408     9239 877419.614SH      SOLE               513057.927        364361.687
Longleaf Partners Small Capita                  543069207     8276 338644.285SH      SOLE               199161.202        139483.083
TIBCO NQ Option @.2, Option #                   tibx00210     4959   968500 SH       SOLE                                     968500
XLNX NQ, Grant 4/1/98@9.9688                    psf008520      464    18329 SH       SOLE                                      18329
XLNX NQO, Grant 4/3/95@5.7188                   002354         965    38137 SH       SOLE                                      38137
XLNX NQO, Grant 5/8/97 @ 14.21                  nh0611         630    24893 SH       SOLE                                      24893
XLNX NQO, Grant 5/9/96 @8.4063                  fv9608         890    35166 SH       SOLE                                      35166
Van Kamp CA Value Income Trust PRD              92112b206      250       10 SH       SOLE                       10
iShares MSCI EAFE Index        FRGN             464287465     8995    83053 SH       SOLE                    53036             30017
Morgan Stanley Institutional I                  61744J408    11639 743239.898SH      SOLE               446529.146        296710.752
Oakmark Intl Small Cap CL 1                     413838509     9230 766570.204SH      SOLE               443057.405        323512.799
Oppenheimer Developing Mkts 'A                  683974109     4797 323253.047SH      SOLE               208327.270        114925.777